Employee benefits (Tables)	12 Months Ended
Dec. 31, 2014
Employee Benefits and Share-based Compensation [Abstract]
Schedule Of The Funded Status Of The Plan
The funded status of the plan and the amounts not yet recognized in the Consolidated Statement of Operations and the amounts recognized in the Consolidated Balance Sheet are as follows:

	December 31,
	2013	2014
Defined benefit obligations	(7,604)	(8,079)
Fair value of plan assets	5,127	6,297
Funded status/(deficit)	(2,477)	(1,782)

Schedule Of Changes In Defined Benefit Obligations And Fair Value Of Plan Assets
The changes in defined benefit obligations and fair value of plan assets are as follows:

	December 31,
	2013	2014
Defined benefit obligations
Balance January 1	8,357	7,604
Current service cost	529	515
Interest on obligation	113	69
Actuarial losses (gains)	660	98
Benefits paid	(128)	(164)
Foreign currency translation effect	(1,927)	(43)
Balance December 31	7,604	8,079

Fair value of plan assets
Balance January 1	4,794	5,127
Expected return on plan assets	142	165
Actuarial (losses) gains	289	64
Company contribution	1,233	1,162
Benefits paid	(128)	(164)
Foreign currency translation effect	(1,203)	(57)
Balance December 31	5,127	6,297

Schedule Of Net Periodic Benefit Cost
The net periodic benefit cost consists of the following:

	December 31,
	2012	2013	2014
Current service cost	731	529	515
Interest on obligation	121	113	69
Expected return on plan assets	(144)	(142)	(165)
Amortization deferred actuarial loss	46	—	—
Amortization of past service cost	(55)	(44)	(40)
Net periodic pension benefit cost	699	456	379

Schedule Of Actuarial Present Value Of Benefit Obligations And Net Periodic Benefit Cost
The assumptions in calculating the actuarial present value of benefit obligations and net periodic benefit cost are as follows:

	2012	2013	2014
Discount rate for obligations	1.55%	1.50%	0.90%
Expected return on plan assets	3.00%	3.00%	1.40%
Expected rate of compensation increase	2.93%	2.93%	2.93%

Schedule Of Allocation Of Plan Assets	The allocation of plan assets is as follows:

	December 31,
	2013		2014
Equity	1,351	26%	1,655	26%
Bonds	3,019	59%	3,639	58%
Loans	453	9%	674	11%
Real estate	89	2%	78	1%
Other	215	4%	251	4%
	5,127	100%	6,297	100%

Schedule Of Expected To Pay Benefits For Subsequent Years	The Company expects to pay benefits for years subsequent to December 31, 2014 as follows:

2015	318
2016	208
2017	506
2018	653
2019	608
Aggregate for the years 2020-2024	2,860
Total	5,153

Schedule Of Retirement Plan Costs
Retirement plan costs consist of the following:

	December 31,
	2012	2013	2014
Defined contribution plans	16,952	5,277	2,563
Multi-employer plans	1,420	1,274	1,220
Defined benefit plans	2,779	988	379
Total retirement plan costs	21,151	7,539	4,162

Schedule of Changes in Options Outstanding
The following is a summary of changes in options outstanding:

	Euro-plans		US dollar-plans
	Number of options	Weighted average exercise price in €	Number of options	Weighted average exercise price in US$
Balance January 1, 2012	1,319,957	19.08	515,110	20.83
Options granted	708,891	27.04	—	—
Options forfeited	(44,500)	15.49	(29,400)	20.63
Options exercised	(59,660)	15.08	(85,310)	20.42
Balance December 31, 2012	1,924,688	22.22	400,400	20.94
Options forfeited	(25,050)	24.72	(1,220)	13.65
Options exercised	(23,550)	15.91	(52,670)	15.97
Balance July 25, 2013	1,876,088	22.26	346,510	21.72
Adjustment following capital distribution	336,446	18.88	62,145	18.42
Options granted	776,450	23.73	—	—
Options forfeited	(39,271)	20.93	(2,830)	9.06
Options exercised	(29,361)	10.70	(17,675)	12.66
Balance December 31, 2013	2,920,352	20.22	388,150	18.75
Options forfeited	(41,366)	22.00	(1,416)	18.08
Options exercised	(175,650)	15.68	(300,509)	12.53
Balance December 31, 2014	2,703,336	20.49	86,225	21.18
The following table shows the outstanding options to purchase ASM International NV common shares held by members of the Management Board. There were no changes in such holdings during 2014:

	Year of grant	Outstanding January 1, 2014	Granted in 2014	Exercised in 2014	Outstanding December 31, 2014	Exercise price	End date
C.D. del Prado -1-	2007	23,168	—	—	23,168	€16.51	May 23, 2015
C.D. del Prado -1-	2008	147,416	—	—	147,416	€10.78	Mar 1, 2016
C.D. del Prado -2-	2009	58,967	—	—	58,967	€12.79	Nov 30, 2017
C.D. del Prado -3-	2011	88,450	—	—	88,450	€18.93	Dec 31, 2018
C.D. del Prado -3-	2012	70,760	—		70,760	€22.93	Dec 31, 2019
C.D. del Prado -3-	2013	75,000	—	—	75,000	€23.73	Dec 31, 2020
P.A.M. van Bommel -2-	2010	29,483	—	—	29,483	€13.80	Jul 1, 2017
P.A.M. van Bommel -3-	2011	62,504	—	—	62,504	€18.93	Dec 31, 2018
P.A.M. van Bommel -3-	2012	47,173	—	—	47,173	€22.93	Dec 31, 2019
P.A.M. van Bommel -3-	2013	53,000	—	—	53,000	€23.73	Dec 31, 2020
		655,921	—	—	655,921

1.
The vesting of these options was conditional. A percentage, not exceeding 150%, of the options which have been granted conditionally will become unconditional after three years, based on the total return of the Company's shares for the three years after the options are granted compared to the average total return of the shares of a relevant number of companies which are similar to the Company during the same three-year period. The options are granted for a term of eight years

2.	These options are granted for a term of eight years and become exercisable after a three years vesting period.

3.	These options are granted for a term of seven years and become exercisable after a three years vesting period.

Schedule Of Options Outstanding And Options Exercisable Classified By Range Of Exercise Prices
On December 31, 2014 options outstanding and options exercisable classified by range of exercise prices are:

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable	Weighted average exercise price
In US$		In years	In US$		In US$
1.00-10.00	10,098	4.0	7.60	10,098	7.60
10.00-20.00	42,565	1.7	17.82	42,565	17.82
20.00-30.00	33,562	2.0	29.52	23,658	29.45
US$1.00-30.00	86,225	2.1	21.18	76,321	20.07
In EUR		In years	In EUR		In EUR
10.00-15.00	349,415	1.8	12.03	349,415	12.03
15.00-20.00	780,827	3.5	18.59	780,826	18.59
20.00-25.00	1,573,094	5.5	23.31	10,380	22.47
€1.00-25.00	2,703,336	4.4	20.49	1,140,621	16.61

Schedule Of Black-Scholes Weighted Average Assumptions
The cost relating to employee stock options is measured at fair value on the grant date. The fair value was determined using the Black-Scholes option valuation model with the following weighted average assumptions:

	December 31,
	2012	2013
Expected life (years)	7	7
Risk free interest rate	3.28%	2.93%
Dividend yield	0.64%	0.90%
Expected volatility	41.98%	41.52%